ENTITIES IN THE GROUP - Schedule of interest in legal entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of entities
Other comprehensive income	$ 42,948	$ 16,905	[1]	$ (8,811)	[1]
Total comprehensive income	$ 605,522	$ (25,184)		$ 79,303
Long Range 2 A/S
Disclosure of entities
Country	Denmark
Interest held in joint venture	50.00%
Long Range 2 A/S | Long Range 2 A/S
Disclosure of entities
Profit and loss from continuing operations	$ 0
Other comprehensive income	0
Total comprehensive income	$ 0
LR2 Management K/S
Disclosure of entities
Country	Denmark
Interest held in joint venture	50.00%
LR2 Management K/S | LR2 Management K/S
Disclosure of entities
Profit and loss from continuing operations	$ 0
Other comprehensive income	0
Total comprehensive income	$ 0
Marine Exhaust Technology Ltd.
Disclosure of entities
Country	Hong Kong
Interest held in joint venture	28.00%
Marine Exhaust Technology Ltd. | Marine Exhaust Technology Ltd.
Disclosure of entities
Profit and loss from continuing operations	$ (100)
Other comprehensive income	0
Total comprehensive income	$ (100)

[1]	Please refer to "Consolidated Statement of Comprehensive Income".